Breakdown of expenses by nature - Additional Information (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) employee	Dec. 31, 2022 EUR (€) employee	Dec. 31, 2021 EUR (€) employee
Country of domicile
Disclosure Of Expenses By Nature [Line Items]
Number of employees | employee	218	163	127
Country of domicile | The Netherlands | Jubilee Plan
Disclosure Of Expenses By Nature [Line Items]
Post-employment benefit expense in profit or loss, defined benefit plans	€ 9	€ (47)
Discount rate	3.30%	3.60%
Salary increases	2.50%	2.50%
Actuarial assumption of retirement age	68 years	68 years
Provisions for employee benefits	€ 35	€ 26	€ 73
Country of domicile | ABP Defined Contribution Pension Plan | The Netherlands
Disclosure Of Expenses By Nature [Line Items]
Post-employment benefit expense, defined contribution plans	€ 1,142	€ 1,290	€ 1,034
Funding ratio percentage	110.50%	110.90%	110.20%
Policy funding ratio percentage	113.90%	118.60%	102.80%
Policy funding ratio statutory requirement percentage	104.00%
Foreign countries
Disclosure Of Expenses By Nature [Line Items]
Number of employees | employee	94	59	40
Foreign countries | Belgium | ABP Defined Benefit Pension Plan
Disclosure Of Expenses By Nature [Line Items]
Post-employment benefit expense in profit or loss, defined benefit plans	€ 1	€ 0	€ 10
Foreign countries | ABP Defined Contribution Pension Plan | Germany United Kingdom Sweden And Norway
Disclosure Of Expenses By Nature [Line Items]
Post-employment benefit expense, defined contribution plans	€ 79	€ 67	€ 75